Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenues	$ 373,473	$ 364,012	$ 365,704
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 80,861	$ 61,482	$ 50,461
Percentage of revenues of the Group	21.65%	16.89%	13.80%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 76,653	$ 74,019	$ 75,757
Percentage of revenues of the Group	20.52%	20.33%	20.72%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 56,393	$ 54,639	$ 53,617
Percentage of revenues of the Group	15.10%	15.01%	14.66%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 48,724	$ 42,487		[1]
Percentage of revenues of the Group	13.05%	11.67%		[1]
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 39,904	$ 39,276	$ 38,223
Percentage of revenues of the Group	10.68%	10.79%	10.45%

[1]	Represents an amount less than 10% of revenue.